Redeemable Convertible Preferred Units - Additional Information (Details)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2021 item shares	Dec. 03, 2020 shares	Oct. 22, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Vote item $ / shares shares	Dec. 31, 2019 USD ($) shares	May 21, 2020 shares
Vacasa Holdings LLC
Temporary Equity [Line Items]
Units Issued				267,688,054	267,688,054		267,688,054		267,688,054	264,310,388
Units Outstanding				267,688,054	267,688,054		267,688,054		267,688,054	264,310,388
Remeasurement of redeemable convertible preferred units | $						$ 51,638,000	$ 426,101,000	$ 45,009,000	$ 202,433,000	$ 42,186,000
Number of board members | item									8
Percentage of shares issued and outstanding									50.00%
Number of managers entitled to designated by preferred unit holders | item									2
Preferred Return									5.00%
Percentage holding to trigger waiver of conversion price									55.00%
Minimum net proceeds for conversion | $									$ 100,000,000
Maximum [Member] | Vacasa Holdings LLC
Temporary Equity [Line Items]
Number of board members | item	13
Minimum [Member] | Vacasa Holdings LLC
Temporary Equity [Line Items]
Number of board members | item	8
Redeemable Convertible Preferred Units
Temporary Equity [Line Items]
Units Outstanding				267,688,000					267,688,000	264,310,000
Redeemable Convertible Preferred Units | Vacasa Holdings LLC
Temporary Equity [Line Items]
Units Issued				267,688,000	267,688,000		267,688,000		267,688,000	264,310,000
Units Outstanding				267,688,000	267,688,000		267,688,000		267,688,000
Remeasurement of redeemable convertible preferred units | $					$ 0	$ 51,600,000	$ 426,100,000	$ 45,000,000.0
Number of votes per preferred unit | Vote									1
Number of managers entitled to designated by preferred unit holders | item									1
Series A
Temporary Equity [Line Items]
Units Outstanding				33,107,000					33,107,000	30,000,000
Series A | Vacasa Holdings LLC
Temporary Equity [Line Items]
Maximum number of shares authorized for issuance (in shares)	35,000,000
Units Issued				33,107,000	33,107,000		33,107,000		33,107,000	30,000,000
Units Outstanding				33,107,000	33,107,000		33,107,000		33,107,000
Percentage of preferred units outstanding to determine board									25.00%
Number of managers entitled to designated by preferred unit holders | item									1
Conversion price | $ / shares									$ 1.00
Series B
Temporary Equity [Line Items]
Units Outstanding				69,933,000					69,933,000	69,933,000
Series B | Vacasa Holdings LLC
Temporary Equity [Line Items]
Maximum number of shares authorized for issuance (in shares)	69,932,428
Units Issued				69,933,000	69,933,000		69,933,000		69,933,000	69,933,000
Units Outstanding				69,933,000	69,933,000		69,933,000		69,933,000
Conversion price | $ / shares									$ 1.3883
Series B-2
Temporary Equity [Line Items]
Units Outstanding				32,000,000					32,000,000	32,000,000
Series B-2 | Vacasa Holdings LLC
Temporary Equity [Line Items]
Maximum number of shares authorized for issuance (in shares)	47,000,000
Units Issued				32,000,000	32,000,000		32,000,000		32,000,000	32,000,000
Units Outstanding				32,000,000	32,000,000		32,000,000		32,000,000
Conversion price | $ / shares									$ 1.8090
Series C
Temporary Equity [Line Items]
Units Outstanding				95,686,000					95,686,000	95,686,000
Series C | Vacasa Holdings LLC
Temporary Equity [Line Items]
Issuance of redeemable convertible preferred units (in shares)			95,686,490
Gross proceeds | $			$ 252,800,000
Issuance costs | $			$ 6,900,000
Maximum number of shares authorized for issuance (in shares)	105,992,353
Units Issued				95,686,000	95,686,000		95,686,000		95,686,000	95,686,000
Units Outstanding				95,686,000	95,686,000		95,686,000		95,686,000
Percentage of preferred units outstanding to determine board									25.00%
Minimum number of shares held on an as converted basis to determine board				107,381,986					107,381,986
Number of managers entitled to designated by preferred unit holders | item									1
Conversion price | $ / shares									$ 2.3281
Multiplication factor for conversion									1.5
Series C-1
Temporary Equity [Line Items]
Units Outstanding				28,256,000					28,256,000	27,985,000
Series C-1 | Vacasa Holdings LLC
Temporary Equity [Line Items]
Issuance of redeemable convertible preferred units (in shares)		270,387	28,255,455
Gross proceeds | $			$ 51,700,000
Issuance costs | $			$ 1,400,000
Maximum number of shares authorized for issuance (in shares)	28,255,455
Units Issued				28,256,000	28,256,000		28,256,000		28,256,000	27,985,000
Units Outstanding				28,256,000	28,256,000		28,256,000		28,256,000
Conversion price | $ / shares									$ 1.6870
Series C-1 | Director | Vacasa Holdings LLC
Temporary Equity [Line Items]
Issuance of redeemable convertible preferred units (in shares)				270,387					270,387
Gross proceeds | $				$ 500,000					$ 500,000
Series C-2
Temporary Equity [Line Items]
Units Outstanding				8,706,000					8,706,000	8,706,000
Series C-2 | Vacasa Holdings LLC
Temporary Equity [Line Items]
Issuance of redeemable convertible preferred units (in shares)			8,706,402
Gross proceeds | $			$ 17,200,000
Issuance costs | $			$ 500,000
Maximum number of shares authorized for issuance (in shares)	8,706,402
Units Issued				8,706,000	8,706,000		8,706,000		8,706,000	8,706,000
Units Outstanding				8,706,000	8,706,000		8,706,000		8,706,000
Conversion price | $ / shares									$ 1.7939
Series D-1 | Vacasa Holdings LLC
Temporary Equity [Line Items]
Maximum number of shares authorized for issuance (in shares)	150,000,000										150,000,000
Units Issued				0					0
Units Outstanding				0					0
Series D-2 | Vacasa Holdings LLC
Temporary Equity [Line Items]
Maximum number of shares authorized for issuance (in shares)	300,000,000										300,000,000
Units Issued				0					0
Units Outstanding				0					0
Series B and B-2 | Vacasa Holdings LLC
Temporary Equity [Line Items]
Percentage of preferred units outstanding to determine board									25.00%
Number of managers entitled to designated by preferred unit holders | item									1
Class A common units | Vacasa Holdings LLC
Temporary Equity [Line Items]
Number of managers entitled to designated by preferred unit holders | item	2
Class B common units | Vacasa Holdings LLC
Temporary Equity [Line Items]
Maximum number of shares authorized for issuance (in shares)	3,250,000,000
Class B common and preferred Units | Vacasa Holdings LLC
Temporary Equity [Line Items]
Maximum number of shares authorized for issuance (in shares)	60,000,000
Number of managers entitled to designated by preferred unit holders | item	3